Segment information (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of reportable segments for the purposes of assessing performance
	2025
	Royalty Interests	Streams and other interests	Total
	$	$	$
Royalty revenue	12,041	-	12,041
Net precious metals income	-	4,581	4,581
Depletion on royalties and depreciation-like charges	(4,256)	(2,283)	(6,539)
Impairment charges	(764)	-	(764)
Project evaluation expenses	(870)	-	(870)

Segment profit	6,151	2,298	8,449

General and administration			(4,875)
Share-based compensation			(1,992)
Interest and finance expenses			(844)
Revaluation of streams and other interests			6,127
Other income (expenses), net			221

Profit before tax			7,086

Segment assets	53,465	60,024	113,489
Other assets[1]			9,907

Total assets[2]			123,396

Segment liabilities	5,477	-	5,477
Other liabilities[3]			10,873

Total liabilities			16,350
	2024
	Royalty Interests	Streams and other interests	Total
	$	$	$
Royalty revenue	11,048	-	11,048
Net precious metals income	-	-	-
Depletion on royalties and depreciation-like charges	(3,133)	-	(3,133)
Project evaluation expenses	(163)	-	(163)

Segment profit	7,752	-	7,752

General and administration			(4,518)
Share-based compensation			(2,140)
Interest and finance expenses			(315)
Other income (expenses), net			197

Profit before tax			976

Segment assets	40,871	-	40,871
Other assets[1]			10,510

Total assets[2]			51,381

Segment liabilities	5,426	-	5,426
Other liabilities[3]			2,894

Total liabilities			8,320

Schedule of royalty revenues generated from each geographic location
	December 31, 2025		December 31, 2024
	Royalty revenue	Net precious metals income	Royalty revenue	Net precious metals income
	$	$	$	$
Australia	11,848	-	10,916	-
Côte d’Ivoire	-	1,737	-	-
Brazil	76	1,922	116	-
South Africa	-	605	-	-
USA	117	317	16	-

Total	12,041	4,581	11,048	-
	December 31, 2025		December 31, 2024
	Royalty revenue	Net precious metals income	Royalty revenue	Net precious metals income
	$	$	$	$
Gold	4,602	4,581	1,516	-
Copper	1,564	-	-	-
Iron ore	5,799	-	9,516	-
Other	76	-	16	-

Total	12,041	4,581	11,048	-

Schedule of non-current assets geographic locations
	December 31, 2025	December 31, 2024
	$	$
Australia	42,591	30,452
Canada	28,293	3,036
Brazil	13,664	604
Côte d’Ivoire	13,300	-
South Africa	8,151	1,915
USA	4,466	2,210
Mali	1,504	-
Peru	46	46
Cayman Islands	-	989

Total	112,015	39,252